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                          THE BB&T DIRECTOR (SERIES I)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                                FILE NO. 33-73570



     SUPPLEMENT DATED NOVEMBER 16, 2005 TO THE PROSPECTUS DATED MAY 2, 2005



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              SUPPLEMENT DATED NOVEMBER 16, 2005 TO YOUR PROSPECTUS

The following replaces the first sentence on page 1 of your prospectus:

         This prospectus describes information you should know before you purchase Series I of The BB&T Director variable annuity.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5331